Loans (Details Narrative) - Canada Emergency Business Account [Member] - USD ($)		3 Months Ended		6 Months Ended
	Dec. 13, 2021	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Repayment of loans	$ 23,577
Gain extinguishment of borrowings	$ 3,388
Interest expense			$ 895	$ 979	$ 1,757